Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Assets:
Cash and cash equivalents	$ 1,696	$ 3,371
Short-term investments	111	87
Accounts receivable, net	13,181	12,164
Inventories	15,296	14,760
Other current assets	945	660
Total current assets	31,229	31,042
Property and equipment, net	10,292	10,175
Goodwill	38,451	38,249
Intangible assets, net	13,630	13,511
Other assets	1,529	1,485
Total assets	95,131	94,462
Liabilities:
Accounts payable	8,863	7,946
Claims and discounts payable	10,355	9,451
Accrued expenses	6,609	6,937
Short-term debt	1,276	1,874
Current portion of long-term debt	3,545	42
Total current liabilities	30,648	26,250
Long-term debt	22,181	25,615
Deferred income taxes	2,996	4,214
Other long-term liabilities	1,611	1,549
Shareholders' equity:
Preferred stock, par value $0.01: 0.1 shares authorized; none issued or outstanding
Common stock, par value $0.01: 3,200 shares authorized; 1,712 shares issued and 1,014 shares outstanding at December 31, 2017 and 1,705 shares issued and 1,061 shares outstanding at December 31, 2016	17	17
Treasury stock, at cost: 697 shares at December 31, 2017 and 643 shares at December 31, 2016	(37,765)	(33,452)
Shares held in trust: 1 share at December 31, 2017 and December 31, 2016	(31)	(31)
Capital surplus	32,079	31,618
Retained earnings	43,556	38,983
Accumulated other comprehensive income (loss)	(165)	(305)
Total CVS Health shareholders' equity	37,691	36,830
Noncontrolling interest	4	4
Total shareholders' equity	37,695	36,834
Total liabilities and shareholders' equity	$ 95,131	$ 94,462